Debt (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	7 Months Ended	12 Months Ended
	Jul. 19, 2016	Sep. 30, 2016	Jul. 19, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2016	Jul. 31, 2014	Dec. 31, 2011
Debt Instrument Interest Payment Term		13.0% payable quarterly in cash, and the Company having the option either to pay the remaining 3.0% in cash or have it deferred and capitalized into the loan balance.For the Successor period from July 20, 2016 through September 30, 2016, $84 thousand of deferred interest was expensed and added to the Subordinated Loan balance.
Debt Instrument, Convertible, Terms of Conversion Feature		Upon a Conversion Event (defined as a prepayment of more than 75% of the original principal of the loans, an acceleration, a Change of Control (as defined therein) or maturity), the Subordinated Loan holdersmay elect to receive, in satisfaction of all or a portion of the outstanding principal of theSubordinated Loan (which constitutes the deferred interest portion of the loan), the number of shares of Limbach common stock equal to the deferred interest portion of the loan divided by $10.00 per share (the Conversion Shares). TheSubordinated Loan holders may further elect to be paid entirely in Limbach stock or to receive a cash payment equal to the deferred interest portion of the loan being converted, plus shares of Limbach stock determined by a formula equal to the Conversion Shares, minus the Liquidation Shares (defined as the portion of the deferred interest portion of the loan being converted, divided by the five-day weighted trading average of a share of Limbach Stock for the five Business Days preceding the trigger date). Upon a Conversion Event, thesubordinateddebt holderswill have registration rights with respect to such shares, including one demand registration right and usual and customary piggy-back registration rights, pursuant to a registration rights agreement.
Prepayment Fees Percentage		3.00%
Line of Credit Facility, Maximum Borrowing Capacity		$ 30,000		$ 30,000		$ 7,500
Debt Instrument, Basis Spread on Variable Rate				3.25%
Line of Credit Facility, Current Borrowing Capacity						5,500
Line of Credit Facility, Remaining Borrowing Capacity						2,000
Debt Instrument, Description of Variable Rate Basis				Libor plus 3.25
Loans Payable								$ 10,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							479,800
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Description of Variable Rate Basis				3.49% assuming 30-day Libor	4.41% assuming 30-day Libor
Financial Standby Letter of Credit [Member]
Long-term Debt, Gross	$ 3,400		$ 3,400
Subordinated Debt [Member]
Debt Instrument, Face Amount		$ 13,000
Debt Instrument, Maturity Date		Jul. 20, 2022
Debt Instrument, Interest Rate, Stated Percentage		16.00%
Debt Instrument, Increase, Accrued Interest		$ 84
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,111,111
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3
Payment in Kind (PIK) Note [Member]
Debt Instrument, Interest Rate, Stated Percentage	13.00%		13.00%	13.00%
Predecessor [Member]
Prepayment Fees Percentage			3.00%
Revolving Credit Facility [Member]
Debt Instrument, Payment Terms		Commencing with the fiscal year ending December 31, 2017, the Company will be required to remit an amount equal to 50% of the excess cash flow (as defined in theCredit Agreement) of the Company, which percentage will be reduced based on the Senior Leverage Ratio (as defined therein).
Line of Credit Facility, Maximum Borrowing Capacity	$ 18,000	$ 9,900	$ 18,000	$ 17,977
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.40%			0.40%
Long-term Debt, Gross		11,758			$ 4,500
Debt Instrument, Description of Variable Rate Basis				Libor plus 2.75%	Libor plus 3.75
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Description of Variable Rate Basis				2.99% assuming 30-day Libor	3.91% assuming 30-day Libor
Revolving Credit Facility [Member] | Predecessor [Member]
Long-term Debt, Gross				$ 7,000
Senior Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 35,000
Letter of Credit [Member]
Long-term Debt, Gross		3,400		$ 3,390	$ 2,890
Senior Credit Facility Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount		$ 24,000
Debt Instrument, Maturity Date		Jul. 20, 2021
Debt Instrument Interest Payment Term		900,000